PIMCO ETF Trust

Supplement dated May 31, 2013 to the
Actively-Managed Exchange-Traded Funds Prospectus, dated October 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Short Term Municipal Bond Exchange-Traded Fund
(the "Fund")

(PIMCO Short Term Municipal Bond Exchange-Traded Fund)

The following changes are effective June 3, 2013.
The following is added before the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

Effective June 3, 2013, the Fund's broad-based securities market index is the Barclays 1 Year Municipal Bond Index. The Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's investment philosophy and the universe of securities in which PIMCO invests for purposes of the Fund. Prior to June 3, 2013, the Fund's primary benchmark was the Barclays 1-3 Year Municipal Bond Index.

The following disclosure is added above the row relating to the Barclays 1-3 Year Municipal Bond Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

Average Annual Total Returns (PIMCO Short Term Municipal Bond Exchange-Traded Fund)	1 Year	Since Inception (02/01/10)
Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.58%	1.34%

PIMCO ETF Trust

Supplement dated May 31, 2013 to the
Actively-Managed Exchange-Traded Funds Prospectus, dated October 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Short Term Municipal Bond Exchange-Traded Fund
(the "Fund")

(PIMCO Short Term Municipal Bond Exchange-Traded Fund)

The following changes are effective June 3, 2013.
The following is added before the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

The following disclosure is added above the row relating to the Barclays 1-3 Year Municipal Bond Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

Effective June 3, 2013, the Fund's broad-based securities market index is the Barclays 1 Year Municipal Bond Index. The Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's investment philosophy and the universe of securities in which PIMCO invests for purposes of the Fund. Prior to June 3, 2013, the Fund's primary benchmark was the Barclays 1-3 Year Municipal Bond Index.

Average Annual Total Returns (PIMCO Short Term Municipal Bond Exchange-Traded Fund)	1 Year	Since Inception (02/01/10)
Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.58%	1.34%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (PIMCO Short Term Municipal Bond Exchange-Traded Fund), Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes))
0 Months Ended
May 31, 2013
(PIMCO Short Term Municipal Bond Exchange-Traded Fund) | Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.58%
Since Inception (02/01/10)	1.34%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001450011
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2013
Prospectus Date	rr_ProspectusDate	Oct 31, 2012
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO ETF Trust

Supplement dated May 31, 2013 to the
Actively-Managed Exchange-Traded Funds Prospectus, dated October 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Short Term Municipal Bond Exchange-Traded Fund
(the "Fund")

(PIMCO Short Term Municipal Bond Exchange-Traded Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock	The following changes are effective June 3, 2013.
Performance Narrative Supplement [Text Block]	pimco_SupplementTextBlock_06	The following is added before the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 3, 2013, the Fund's broad-based securities market index is the Barclays 1 Year Municipal Bond Index. The Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's investment philosophy and the universe of securities in which PIMCO invests for purposes of the Fund. Prior to June 3, 2013, the Fund's primary benchmark was the Barclays 1-3 Year Municipal Bond Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 3, 2013, the Fund's broad-based securities market index is the Barclays 1 Year Municipal Bond Index. The Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's investment philosophy and the universe of securities in which PIMCO invests for purposes of the Fund. Prior to June 3, 2013, the Fund's primary benchmark was the Barclays 1-3 Year Municipal Bond Index.
Performance Table Narrative Supplement - [Text Block]	pimco_SupplementTextBlock_03

The following disclosure is added above the row relating to the Barclays 1-3 Year Municipal Bond Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

(PIMCO Short Term Municipal Bond Exchange-Traded Fund) | Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
Since Inception (02/01/10)	rr_AverageAnnualReturnSinceInception	1.34%